NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Net loss:
Net loss attributable to stockholders	$ (267,424)	$ (254,520)	$ (142,631)
Number of shares:
Basic weighted average common shares (in shares)	40,920	37,457	24,502
Diluted weighted average common shares (in shares)	40,920	37,457	24,502
Basic net loss per share (USD per share)	$ (6.54)	$ (6.79)	$ (5.82)
Diluted net loss per share (USD per share)	$ (6.54)	$ (6.79)	$ (5.82)
Net loss	$ (267,146)	$ (255,746)	$ (141,012)